Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
(215) 564-8000

January 18, 2024

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: Jaea Hahn

RE:	Voyageur Tax Free Funds (the “Registrant”)
File No. 811-03910

Dear Ms. Hahn:

On behalf of the Registrant, attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”).

This Registration Statement is being filed to register Class A, Class C and Institutional Class, shares of the Delaware Tax-Free Minnesota Fund (the “Acquiring Fund”), a series of the Registrant, that will be issued to shareholders of the Delaware Tax-Free Minnesota Intermediate Fund (the “Acquired Fund”), a series of Voyageur Intermediate Tax Free Funds, in connection with the transfer of substantially all of the assets of the Acquired Fund to the Acquiring Fund, pursuant to an Agreement and Plan of Reorganization, which is included in the Registration Statement. The Agreement and Plan of Reorganization is being submitted to a vote of the shareholders of the Acquired Fund at a special shareholders meeting currently scheduled to be held on March 25, 2024.

It is proposed that this filing will become automatically effective on February 17, 2024 pursuant to Rule 488 under the 1933 Act.  A definitive Proxy Statement/Prospectus will be filed and mailed to Acquired Fund shareholders shortly thereafter.

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940. Therefore, no filing fee is due at this time.

If you have any questions or comments regarding this filing, please call me at (215) 564-8071 or Jonathan M. Kopcsik at (215) 564-8099.

Very truly yours,

/s/ Taylor Brody
Taylor Brody
cc:	Emilia P. Wang
Macquarie Asset Management
Mark R. Greer
Jonathan M. Kopcsik
Bruce G. Leto